Discontinued Operations and Other Divestitures (Summary of Activities in Consolidated Statements of Income for Discontinued Operations) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs related to Coating Resins sale process	$ 23.4
Net restructuring charges	1.6	20.8	3.2
Environmental liability increase	1.7	(4.5)	4.7
Tax expense on estimated un-repatriated earnings from anticipated sale of Coating Resins	$ 7.6